Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Liability for Future Policy Benefit, Activity
The following table presents the balances and changes in the long-term care future policy benefits and expense reserve:

	Years Ended December 31,
	2023	2022	2021
Present value of expected net premiums
Balance, beginning of period	$34.2	$37.1	$44.4
Beginning balance at original discount rate	33.4	29.2	33.7
Effect of changes in cash flow assumptions (1)	1.5	9.4	(3.2)
Effect of actual variances from expected experience	3.5	(2.7)	(2.4)
Adjusted beginning of period balance	38.4	35.9	28.1
Experience variance (2)	—	(0.3)	2.4
Interest accrual	2.8	4.6	6.0
Net premiums collected	(4.7)	(6.8)	(7.3)
Ending balance at original discount rate	36.5	33.4	29.2
Effect of changes in discount rate assumptions	(0.1)	0.8	7.9
Balance, end of period	$36.4	$34.2	$37.1

Present value of expected future policy benefits
Balance, beginning of period	$462.4	$658.5	$683.2
Beginning balance at original discount rate	444.4	430.0	421.7
Effect of changes in cash flow assumptions (1)	—	12.3	(1.2)
Effect of actual variances from expected experience	4.4	(3.3)	(2.7)
Adjusted beginning of period balance	448.8	439.0	417.8
Experience variance (2)	1.0	(1.2)	(0.4)
Interest accrual	19.5	24.7	29.3
Benefit payments	(16.3)	(18.1)	(16.7)
Ending balance at original discount rate	453.0	444.4	430.0
Effect of changes in discount rate assumptions	(2.4)	18.0	228.5
Balance, end of period	$450.6	$462.4	$658.5

Net future policy benefits and expenses	$414.2	$428.2	$621.4
Related reinsurance recoverable	414.2	428.2	621.4
Net future policy benefits and expenses, after reinsurance recoverable	$—	$—	$—

Weighted-average liability duration of the future policy benefits and expenses (in years)	12.0	12.7	13.0
(1) The increase for the years ending December 31, 2023 and 2022 was primarily due to historical experience reflecting a decreasing trend in lapse and mortality rates on the long-term care insurance products. The decrease for the years ending December 31, 2021 was primarily due to reduced expense assumptions.
(2) Experience variance includes adverse development resulting from the allocation of the premium deficiency reserve to the cohort level for the issue years where net premiums exceed gross premiums.
The following table presents the amount of undiscounted expected future benefit payments and expected gross premiums for the long-term care insurance contracts:

	December 31, 2023	December 31, 2022
Expected future benefits payments	$829.3	$850.0
Expected future gross premiums	$69.4	$76.2
The following table presents the amount of long-term care revenue and interest recognized in the statements of operations:

	Years Ended December 31,
	2023	2022	2021
Gross premiums	$1.5	$1.7	$1.9
Interest expense (original discount rate)	$5.6	$4.7	$5.1
The following table presents the weighted-average interest rate for long-term care insurance contracts:

	December 31, 2023	December 31, 2022
Interest expense (original discount rate)	5.95%	5.95%
Current discount rate	6.01%	5.52%
The following table illustrates the impact of adoption on the long-term care insurance contracts:

Future Policy Benefits and Expenses, pre-adoption December 31, 2020	$386.4
Effect of the remeasurement of the liability at current discount rate	250.8
Adjustment for loss contracts with NPR in excess of 100% under the modified retrospective approach	1.6
Adjusted balance, beginning of January 1, 2021	638.8
Less: reinsurance recoverable	(638.8)
Future Policy Benefits and Expenses, beginning of year January 1, 2021, net of reinsurance	$—

Policyholder Account Balance And Liability For Unpaid Claims And Claims Adjustment Expense
The following table presents a reconciliation of the long-term care net future policy benefits and expenses to the future policy benefits and expenses reserve in the balance sheet:

	December 31, 2023	December 31, 2022
Long-term care	$414.2	$428.2
Other	6.7	6.7
Total	$420.9	$434.9

Schedule of Reserve Information of the Company’s Major Product Lines
The following table provides reserve information for our major product lines for the years ended December 31, 2023 and 2022:

	December 31, 2023				December 31, 2022
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Universal life and other products no longer offered	$—	$—	$0.4	$—	$—	$—	$0.4	$—
Disposed and run-off businesses	420.9	1.9	—	—	434.9	2.0	—	—
Short Duration Contracts:
Disposed and run-off businesses	—	—	15.1	0.2	—	—	16.5	0.2
Total	$420.9	$1.9	$15.5	$0.2	$434.9	$2.0	$16.9	$0.2
The following table presents the effect of transition adjustments on stockholders' equity:

January 1, 2021
Retained Earnings	Accumulated Other Comprehensive Loss
$(1.6)	$(250.8)
Reserve Roll Forward
The following table provides a roll forward of the Company’s beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and are comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates, which is referred to as either unfavorable or favorable development, respectively.
The best estimate of ultimate loss and loss adjustment expenses is generally selected from a blend of methods that are applied consistently each period. There have been no significant changes in the methodologies and assumptions utilized in estimating the liability for unpaid loss and loss adjustment expenses for any of the periods presented.

	Years Ended December 31,
	2023	2022	2021
Claims and benefits payable, at beginning of year	$17.1	$19.1	$22.5
Less: Reinsurance ceded and other	(17.0)	(19.0)	(22.4)
Net claims and benefits payable, at beginning of year	0.1	0.1	0.1
Incurred losses and loss adjustment expenses related to:
Current Year	0.9	0.1	0.3
Prior years	(0.8)	—	—
Total incurred losses and loss adjustment expenses	0.1	0.1	0.3
Paid losses and loss adjustment expenses related to:
Current year	0.1	0.1	0.2
Prior years	—	—	0.1
Total paid losses and loss adjustment expenses	0.1	0.1	0.3
Net claims and benefits payable, at end of year	0.1	0.1	0.1
Plus: Reinsurance ceded and other	15.6	17.0	19.0
Claims and benefits payable, at end of year	$15.7	$17.1	$19.1